Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Computer software [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets
Computer software consists of the following:

	2019	2018
Cost:
Balance at January 1,	4,183	6,710
Additions:
Internally developed	388	674
Purchased	15	37
Acquisitions	82	25
Removed from service	(66)	(141)
Disposals of businesses	(144)	(3,096)
Translation and other, net	6	(26)
Balance at December 31,	4,464	4,183
Accumulated amortization:
Balance at January 1,	(3,275)	(5,252)
Current year amortization – continuing operations	(449)	(400)
Current year amortization – discontinued operations (1)	-	(30)
Removed from service	66	141
Disposals of businesses	94	2,246
Translation and other, net	-	20
Balance at December 31,	(3,564)	(3,275)

Carrying amount at December 31:	900	908
(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.

Other identifiable intangible assets [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2017	2,646	247	6,353	797	1,584	11,627
Acquisitions	-	3	60	32	1	96
Removed from service	-	(5)	(16)	(3)	(13)	(37)
Disposals of businesses	-	(88)	(4,698)	(147)	(801)	(5,734)
Translation and other, net	-	(4)	(104)	(10)	(30)	(148)
December 31, 2018	2,646	153	1,595	669	741	5,804
Acquisitions	-	40	268	1	-	309
Disposals of businesses	-	(28)	(72)	(18)	-	(118)
Translation and other, net	-	1	19	(13)	5	12
December 31, 2019	2,646	166	1,810	639	746	6,007

Accumulated amortization:
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Current year amortization - continuing operations	-	(2)	(61)	(21)	(25)	(109)
Current year amortization - discontinued operations (1)	-	-	(26)	(1)	(2)	(29)
Removed from service	-	5	16	3	13	37
Disposals of businesses	-	83	2,998	122	619	3,822
Translation and other, net	-	4	74	10	23	111
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Current year amortization - continuing operations	-	(5)	(66)	(22)	(21)	(114)
Disposals of businesses	-	28	72	18	-	118
Translation and other, net	-	-	(9)	(2)	(2)	(13)
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Carrying amount:
December 31, 2018	2,646	7	473	155	43	3,324
December 31, 2019	2,646	43	685	119	25	3,518
(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.